Document and Entity Information	Nov. 22, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 22, 2022
Entity Registrant Name	ANGEL POND HOLDINGS CORPORATION
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40382
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	590 Madison Avenue
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	878-3702
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001842430
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A ordinary share, par value $0.0001 per share and one-third of one redeemable warrant
Trading Symbol	POND.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	POND
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	POND WS
Security Exchange Name	NYSE